Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,299,000
Previously Paid Amount	0.00
Total Fee Amount	455.59
Total Offset Amount	0.00
Net Fee	455.59
Narrative - Max Aggregate Offering Price	$ 3,299,000
Final Prospectus	true